Commitments and Contingencies - Additional Information (Details)							1 Months Ended		12 Months Ended
	Mar. 22, 2023 USD ($)	Feb. 28, 2023 USD ($)	Oct. 21, 2022 USD ($)	Oct. 11, 2022 USD ($)	Jul. 07, 2022 USD ($)	May 28, 2021 USD ($)	Oct. 31, 2020	Jan. 31, 2020 USD ($)	Mar. 31, 2023 USD ($) installment	Mar. 31, 2022 USD ($)
Product Liability Contingency [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of specialty ingredient							8 years
Remaining amount of minimum royalties								$ 1,149,498
Litigation settlement amount	$ 500,000								$ 500,000
Litigation settlement description									The settlement was subject to court approval and certification by the court of the class. On March 16, 2023 the settlement offer was accepted and the first payment in the amount of $500,000 was paid on March 22, 2023. Two additional payments of $500,000 each were subsequently made, on April 21, 2023 and May 4, 2023. The court has set a final approval hearing on July 28, 2023. Neptune intends to pay the balance of the settlement in securities worth $2,750,000 within 31 days after the Final Approval Order is entered
Number of instalments for litigation settlement expense payable | installment									2
Litigation settlement expense payable in installment									$ 500,000
Litigation settlement expense payable in shares									2,750,000
Fee award					$ 68,000
Additional unspecified damage amount				$ 175,534
Estimated excess damage amount				$ 1,000,000
Breach of contract damage amount		$ 328,168
PMGSL
Product Liability Contingency [Line Items]
Legal proceeding provisions									$ 600,000	$ 600,000
Minimum | Corporation and Certain of Current and Former Officers
Product Liability Contingency [Line Items]
Litigation settlement amount			$ 4,000,000
Maximum | Corporation and Certain of Current and Former Officers
Product Liability Contingency [Line Items]
Litigation settlement amount			$ 4,250,000
CEO
Product Liability Contingency [Line Items]
Percentage of royalties payable									1.00%
Provision									$ 963,808	$ 362,809
Moonbug Entertainment Limited | License Agreements
Product Liability Contingency [Line Items]
Minimum guaranteed payments						$ 200,000
Additional minimum guaranteed payments						$ 200,000
License agreement expiry date						Dec. 31, 2023
Agreement additional extending term						three years
Sprout Foods, Inc.
Product Liability Contingency [Line Items]
Equity interest acquired									50.10%